UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Point Lobos Capital, LLC

Address:   456 Montgomery Street, 22nd Floor
           San Francisco, CA 94104


Form 13F File Number: 028-14148


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. Todebush
Title:  Chief Operating Officer
Phone:  415-962-1802

Signature,  Place,  and  Date  of  Signing:

/s/ William E. Todebush            San Francisco, CA                  5/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      114,248
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMARIN CORP PLC          SPONS ADR NEW  023111206    10842  1463219 SH       SOLE                1463219      0    0
CINCINNATI BELL INC      COM            171871106    11207  3437591 SH       SOLE                3437591      0    0
EDGEN GROUP INC          CL A           28014Q107     3587   496181 SH       SOLE                 496181      0    0
EHEALTH INC              COM            28238P109     4449   248803 SH       SOLE                 248803      0    0
GLEACHER & CO INC        COM            377341102      381   635705 SH       SOLE                 635705      0    0
HEALTH NET INC           COM            42222G108     2876   100500 SH       SOLE                 100500      0    0
IMATION CORP             COM            45245A107     1167   305432 SH       SOLE                 305432      0    0
INVACARE CORP            COM            461203101     9534   730540 SH       SOLE                 730540      0    0
LONE PINE RESOURCES INC  COM            54222A106     1302  1085138 SH       SOLE                1085138      0    0
NORDION INC              COM            65563C105    16081  2432808 SH       SOLE                2432808      0    0
ORASURE TECHNOLOGIES INC COM            68554V108     2302   426267 SH       SOLE                 426267      0    0
RESOLUTE ENERGY CORP     COM            76116A108     2304   200172 SH       SOLE                 200172      0    0
SEMGROUP CORP-CLASS A    CL A           81663A105    24884   481124 SH       SOLE                 481124      0    0
VERINT SYSTEMS INC       COM            92343X100    23332   638356 SH       SOLE                 638356      0    0


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